SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB
Property and Equipment
Goodwill impairment	$ 7.9	RUB 576
KinoPoisk
Property and Equipment
Goodwill impairment	$ 7.9	RUB 576
Servers and network equipment
Property and Equipment
Estimated useful lives	3 years	3 years
Infrastructure systems | Minimum
Property and Equipment
Estimated useful lives	3 years	3 years
Infrastructure systems | Maximum
Property and Equipment
Estimated useful lives	10 years	10 years
Office furniture and equipment
Property and Equipment
Estimated useful lives	3 years	3 years
Buildings | Minimum
Property and Equipment
Estimated useful lives	10 years	10 years
Buildings | Maximum
Property and Equipment
Estimated useful lives	20 years	20 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	5 years	5 years
Other equipment | Minimum
Property and Equipment
Estimated useful lives	3 years	3 years
Other equipment | Maximum
Property and Equipment
Estimated useful lives	5 years	5 years